Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of the net assets available for plan benefits per the financial statements to the Form 5500:

	December 31,	December 31,
(in thousands)	2025	2024
Net assets available for plan benefits per the financial statements	$11,684,160	$10,264,141
Deemed distribution of participants loans	(1,217)	(776)
Net assets available for plan benefits per the Form 5500	$11,682,944	$10,263,365
The following is a reconciliation of the changes in net assets available for plan benefits per the financial statements to the Form 5500:

December 31,
(in thousands)	2025
Net increase in assets available for plan benefits per the financial statements	$1,420,018
Deemed distribution of participants loans	(440)
Net increase in assets available for plan benefits per the Form 5500	$1,419,579